INVESTMENTS (Details 6) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Revenue	$ 3,348,928	$ 3,364,265
Gross profit	2,381,245	2,122,073
Income (loss) from continuing operations	(30,208)	131,949
Net income (loss)	$ (30,208)	$ 131,949